SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)	6 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($) customer item	Mar. 31, 2023 item customer	Mar. 31, 2022 customer item	Sep. 30, 2020	Mar. 31, 2024 CNY (¥) customer item	Mar. 31, 2024 HKD ($) customer item	Sep. 30, 2023 USD ($)
Concentration Risk
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured	$ 8,660,473						$ 6,197,461
Cash and cash equivalents deposited in financial institutions	959,771						1,001,568
Cash and cash equivalents deposited in financial institutions annual limit	65,000					$ 500,000
Cash deposited in FI insured by FDIC	$ 725,062						$ 277,218
Cash equivalents and restricted cash protection | ¥					¥ 500,000
Customer | Revenue
Concentration Risk
Number of customers | customer	2	2	2		2	2
Customer | Accounts Receivable
Concentration Risk
Number of customers | customer	2				2	2
Customer | Customer One | Revenue
Concentration Risk
Concentration risk (in percent)	16.00%	16.00%	17.00%
Customer | Customer One | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	58.00%		19.00%
Customer | Customer Two | Revenue
Concentration Risk
Concentration risk (in percent)	14.00%	15.00%	11.00%
Customer | Customer Two | Accounts Receivable
Concentration Risk
Concentration risk (in percent)	15.00%			10.00%
Supplier | Purchases
Concentration Risk
Number of vendors | item	2	0	2		2	2
Supplier | Supplier One | Purchases
Concentration Risk
Concentration risk (in percent)	13.00%	10.00%	25.00%
Supplier | Supplier Two | Purchases
Concentration Risk
Concentration risk (in percent)	13.00%